Pay vs Performance Disclosure, with Additional Measures	12 Months Ended
Dec. 31, 2024
Pay vs Performance Disclosure with Additional Measures [Line Items]
Relationship Between "Compensation Actually Paid" and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with the Pay Versus Performance Rules) for a particular year. In accordance with the Pay Versus Performance Rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income was $17,789 thousand, $1,699 thousand and $2,844 thousand, in 2024, 2023 and 2022, respectively.

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Dr. Kukes and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding Dr. Kukes) during the periods presented do not have some correlation because a significant portion of their compensation is in the form of long-term equity awards. The equity awards values are significantly impacted by changes in our stock price each period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.